Condensed Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 9,952,751	$ 1,194,492	$ 145,170
Restricted cash	0	4,055	126,195
Marketable securities	3,247,509	0
Prepaid expenses and other current assets	83,029	19,517	15,124
Total current assets	13,283,289	1,218,064	286,489
Property and equipment, net	16,359	4,631	4,609
Deferred offering costs	0	749,386	26,209
Other assets	16,308	1,100	1,100
Total assets	13,315,956	1,973,181	318,407
Current liabilities:
Accounts payable	164,484	290,073	54,645
Accrued liabilities	208,281	305,401	69,635
Accrued payroll and other compensation	75,154	103,294	19,114
Total current liabilities	447,919	698,768	143,394
Note payable, net of debt discount of $402,$451 and $647 as of March 31, 2015,December 31, 2014 and December 31, 2013, respectively	204,858	204,809	204,613
Total liabilities	$ 652,777	$ 903,577	$ 348,007
Commitments and contingencies
Stockholders’equity
Common stock	$ 32,321	$ 12,915	$ 12,915
Additional paid-in capital	17,868,450	5,507,616	2,594,128
Accumulated deficit	(5,237,592)	(4,456,327)	(2,636,643)
Total stockholders’ equity	12,663,179	1,069,604	(29,600)
Total liabilities and stockholders’ equity	13,315,956	1,973,181	318,407
Series A Preferred Stock [Member]
Stockholders’equity
Preferred Stock	0	0	0
Total stockholders’ equity		0	0
Convertible Preferred Stock Series B [Member]
Stockholders’equity
Preferred Stock	$ 0	$ 5,400	$ 0